Revolving Credit Facility - Additional Information (Details) - Revolving Credit Facility - New Credit Suisse Agreement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Nov. 23, 2020
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 26.3	$ 30.0	$ 30.0
Line of credit	$ 0.0	$ 0.0
Line of credit facility, interest rate description	London interbank offered rate (“LIBOR”) plus 4.5%.
Debt instrument variable interest rate spread	4.50%
Letter of Credit | Third Party One
Line of Credit Facility [Line Items]
Line of credit	$ 0.9
Letter of Credit | Third Party Two
Line of Credit Facility [Line Items]
Line of credit	$ 2.9